Victory Pioneer Equity Income Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Russell 1000® Value Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	11.33%	10.53%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	4.83%	7.61%	8.47%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.65%	3.76%	5.74%
Class A | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.31%	5.51%	6.38%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	9.31%	8.07%	8.30%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	11.53%	9.25%	9.49%
Class R
Prospectus [Line Items]
Average Annual Return, Percent	10.74%	8.45%	8.68%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	11.38%	9.11%	9.36%